Shareholder Report, Holdings (Details)	Sep. 30, 2025
Centre American Select Equity Fund | Advisor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Centre American Select Equity Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Centre American Select Equity Fund | Advisor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Centre American Select Equity Fund | Advisor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Centre American Select Equity Fund | Advisor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Centre American Select Equity Fund | Advisor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Centre American Select Equity Fund | Advisor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Centre American Select Equity Fund | Advisor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Centre American Select Equity Fund | Advisor Class | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Centre American Select Equity Fund | Advisor Class | Newmont Goldcorp Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Centre American Select Equity Fund | Advisor Class | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre American Select Equity Fund | Advisor Class | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre American Select Equity Fund | Advisor Class | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Centre American Select Equity Fund | Advisor Class | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Centre American Select Equity Fund | Advisor Class | M&T Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Advisor Class | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Advisor Class | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Advisor Class | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Investor Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Centre American Select Equity Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Centre American Select Equity Fund | Investor Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Centre American Select Equity Fund | Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Centre American Select Equity Fund | Investor Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Centre American Select Equity Fund | Investor Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Centre American Select Equity Fund | Investor Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Centre American Select Equity Fund | Investor Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Centre American Select Equity Fund | Investor Class | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Centre American Select Equity Fund | Investor Class | Newmont Goldcorp Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Centre American Select Equity Fund | Investor Class | BXP, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Centre American Select Equity Fund | Investor Class | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Centre American Select Equity Fund | Investor Class | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Centre American Select Equity Fund | Investor Class | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Centre American Select Equity Fund | Investor Class | M&T Bank Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Investor Class | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Investor Class | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre American Select Equity Fund | Investor Class | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Centre Global Infrastructure Fund | Advisor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Centre Global Infrastructure Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Centre Global Infrastructure Fund | Advisor Class | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Centre Global Infrastructure Fund | Advisor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Centre Global Infrastructure Fund | Advisor Class | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Centre Global Infrastructure Fund | Advisor Class | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Centre Global Infrastructure Fund | Advisor Class | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Advisor Class | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Centre Global Infrastructure Fund | Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Centre Global Infrastructure Fund | Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Centre Global Infrastructure Fund | Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Centre Global Infrastructure Fund | Advisor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Centre Global Infrastructure Fund | Advisor Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Centre Global Infrastructure Fund | Advisor Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Centre Global Infrastructure Fund | Advisor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Centre Global Infrastructure Fund | Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Centre Global Infrastructure Fund | Advisor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Centre Global Infrastructure Fund | Advisor Class | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Centre Global Infrastructure Fund | Advisor Class | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Centre Global Infrastructure Fund | Advisor Class | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Centre Global Infrastructure Fund | Advisor Class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Centre Global Infrastructure Fund | Advisor Class | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Centre Global Infrastructure Fund | Advisor Class | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Centre Global Infrastructure Fund | Advisor Class | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Centre Global Infrastructure Fund | Advisor Class | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Centre Global Infrastructure Fund | Advisor Class | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Advisor Class | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Centre Global Infrastructure Fund | Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Centre Global Infrastructure Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Centre Global Infrastructure Fund | Investor Class | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Centre Global Infrastructure Fund | Investor Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Centre Global Infrastructure Fund | Investor Class | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Centre Global Infrastructure Fund | Investor Class | Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Centre Global Infrastructure Fund | Investor Class | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Investor Class | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Centre Global Infrastructure Fund | Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Centre Global Infrastructure Fund | Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Centre Global Infrastructure Fund | Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Centre Global Infrastructure Fund | Investor Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Centre Global Infrastructure Fund | Investor Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Centre Global Infrastructure Fund | Investor Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Centre Global Infrastructure Fund | Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Centre Global Infrastructure Fund | Investor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Centre Global Infrastructure Fund | Investor Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Centre Global Infrastructure Fund | Investor Class | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Centre Global Infrastructure Fund | Investor Class | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Centre Global Infrastructure Fund | Investor Class | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Centre Global Infrastructure Fund | Investor Class | HCA Healthcare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Centre Global Infrastructure Fund | Investor Class | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Centre Global Infrastructure Fund | Investor Class | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Centre Global Infrastructure Fund | Investor Class | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Centre Global Infrastructure Fund | Investor Class | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Centre Global Infrastructure Fund | Investor Class | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Centre Global Infrastructure Fund | Investor Class | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%